Organization, Business Operation and Going Concern.	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Organization, Business Operation and Going Concern. [Abstract]
Organization, Business operation and Going concern.
1.	Organization, Business operation and Going concern.

Zoomcar Holdings, Inc. (formerly “Innovative International Acquisition Corp”) a Delaware corporation provides mobility solutions to consumers and businesses. The accompanying Condensed Consolidated Financial Statements include the accounts and transactions of Zoomcar Holdings, Inc. and its subsidiaries (collectively, the “Company” or “the combined entity” or “Zoomcar”). The Company operates its facilitation services as well as rental business under the Zoomcar brand with its operations in India, Indonesia, and Egypt.

On December 28, 2023 (the “Closing Date”), pursuant to a Merger Agreement dated October 13, 2022 by and among Innovative International Acquisition Corp (“IOAC” or “SPAC”), Innovative International Merger Sub, Inc. and Zoomcar, Inc., the parties consummated the merger of Innovative International Merger Sub, Inc. with and into Zoomcar, Inc., with Zoomcar, Inc., continuing as the surviving corporation (the “Merger”), as well as the other transactions contemplated by the Merger Agreement (the Merger and such other transactions, the “Reverse Recapitalization”). In connection with the closing (the “Closing”) of the Reverse Recapitalization, Zoomcar, Inc. became a wholly owned subsidiary of IOAC and IOAC changed its name to Zoomcar Holdings, Inc., and all of Zoomcar, Inc. common stock, convertible preferred stock and convertible notes automatically converted into shares of the Company’s common stock having a par value of $ 0.0001 per share. The Company’s Common Stock and Warrants commenced trading on the Nasdaq Global Market (“Nasdaq”) under the symbols “ZCAR” and “ZCARW,” respectively, on December 28, 2023. Refer to Note 3 to these Condensed Consolidated Financial Statements for more information on the Reverse Recapitalization.

Zoomcar, Inc., determined that it was the accounting acquirer in the Reverse Recapitalization based on an analysis of the criteria outlined in ASC 805, Business Combinations. The determination was primarily based on the following facts:

●	Zoomcar, Inc’s shareholders, prior to the Reverse Recapitalization, have the largest voting interest in the post-combination Company;

●	Zoomcar, Inc., prior to the Closing, appointed the majority of the Company’s Board of Directors (effective upon the Reverse Recapitalization, the Company’s Board consists of seven directors, including two directors designated by IOAC prior to the Closing and five directors designated by Zoomcar, Inc., prior to the Closing; four of the Company’s directors immediately after the Closing have been determined to be independent within the meaning of the independent director standards of the Securities and Exchange Commission and The Nasdaq Stock Market LLC);

●	The executive officers of Zoomcar, Inc. became the initial executive officers of the Company after the Reverse Recapitalization;

●	Zoomcar, Inc., is the larger entity, in terms of substantive operations and employee base;

●	Zoomcar, Inc., will comprise the ongoing operations of the combined entity; and

●	The combined entity will continue under the name of Zoomcar Holdings, Inc.

Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Zoomcar, Inc., issuing stock for the net assets of IOAC. The primary asset acquired from IOAC was related to the cash amounts that were assumed. Separately, the Company also assumed warrants that were reclassified to equity upon Closing of the Reverse Recapitalization. No goodwill or other intangible assets were recorded as a result of the Reverse Recapitalization.

While IOAC was the legal acquirer in the Reverse Recapitalization, because Zoomcar, Inc., was deemed to be the accounting acquirer, the historical financial statements of Zoomcar, Inc., became the historical financial statements of the combined entity upon the consummation of the Reverse Recapitalization. As a result, the financial statements included in this report reflect (i) the historical operating results of Zoomcar, Inc., prior to the Reverse Recapitalization; (ii) the results of the combined entity following the Closing of the Reverse Recapitalization; (iii) sum of the assets and liabilities of both Zoomcar, Inc., and the SPAC at their historical cost; and (iv) the combined entity’s equity structure for all periods presented.

For periods before the Reverse Recapitalization, shareholders’ equity of the combined entity is presented based on the historical equity of Zoomcar, Inc., restated using the exchange ratio to reflect the equity structure of the SPAC.

Going concern

The Company incurred a net loss of $26,757,978 during the nine months ended December 31, 2023, and cash used in operations during the period was $8,542,144. The Company’s accumulated deficit amounts to $300,032,229 as of December 31, 2023 (March 31, 2023: $270,002,281). The Company has negative working capital of $16,079,313 (inclusive of cash received in merger transaction).

The Company expects to continue to incur net losses and have significant cash outflows from operating activities for at least the next 12 months. Management has evaluated the significance of the conditions described above in relation to the Company’s ability to meet its obligations and concluded that, without additional funding, the Company will not have sufficient funds to meet its obligations within one year from the date the condensed consolidated financial statements were issued.

On February 1, 2024, the Company entered into an agreement with two of the former members of the Sponsor pursuant to which the Company agreed to waive the lock-up restrictions provided for in the Letter Agreement with respect to the Lock-Up Release Parties for a period of 120 days in exchange for a cash fee to be paid by the Lock-Up Release Parties to the Company. Management expect that this will result in over $2,000,000 of net inflows to the company over the next 120 days.

Additionally, the Company’s largest investor has committed to continue his support to the company in the event of any liquidity requirements arising in foreseeable future.

Without raising additional capital, there is substantial doubt about the Company’s ability to continue as a going concern. Considering the commitment of support by the largest investor the accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. This basis of accounting contemplates the recovery of the Company’s assets and the satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

1.	Organization

Zoomcar Holdings, Inc. (formerly “Innovative International Acquisition Corp”) a Delaware corporation provides mobility solutions to consumers and businesses. The accompanying Consolidated Financial Statements include the accounts and transactions of Zoomcar Holdings, Inc. and its subsidiaries (collectively, the “Company” or “the combined entity” or “Zoomcar”). The Company operates its facilitation services as well as rental business under the Zoomcar brand with its operations in India, Indonesia, and Egypt.

On December 28, 2023 (the “Closing Date”), pursuant to a Merger Agreement dated October 13, 2022 by and among Innovative International Acquisition Corp (“IOAC” or “SPAC”), Innovative International Merger Sub, Inc. and Zoomcar, Inc., the parties consummated the merger of Innovative International Merger Sub, Inc. with and into Zoomcar, Inc., with Zoomcar, Inc., continuing as the surviving corporation (the “Merger”), as well as the other transactions contemplated by the Merger Agreement (the Merger and such other transactions, the “Reverse Recapitalization”). In connection with the closing (the “Closing”) of the Reverse Recapitalization, Zoomcar, Inc. became a wholly owned subsidiary of IOAC and IOAC changed its name to Zoomcar Holdings, Inc., and all of Zoomcar, Inc. common stock, convertible preferred stock and convertible notes automatically converted into shares of the Company’s common stock having a par value of $ 0.0001 per share. The Company’s Common Stock and Warrants commenced trading on the Nasdaq Global Market (“Nasdaq”) under the symbols “ZCAR” and “ZCARW,” respectively, on December 28, 2023.

The Consolidated Balance Sheets, Statements of Operations and Comprehensive Loss and Consolidated Statement of Changes in Stockholders Equity prior to the Reverse Recapitalization are those of Zoomcar, Inc.. The stocks and corresponding capital amounts and loss per stock, prior to the Reverse Recapitalization, have been retroactively restated based on stocks reflecting the exchange ratio established in the Reverse Recapitalization.

The equity structure has been recast in all comparative periods up to the Closing Date to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Zoomcar, Inc.’s stockholders in connection with the Reverse Recapitalization. As such, the shares and corresponding capital amounts and earnings per share related to legacy Zoomcar, Inc. common stock prior to the Reverse Recapitalization have been retroactively recast as shares reflecting the exchange ratio of 0.0284 established in the Reverse Recapitalization.

a.	Risks and uncertainties

The Company’s business, operations and financial results are subject to various risks and uncertainties, including those described below, that could materially adversely affect the business, results of operations and financial condition.

b.	Going concern

The Company has incurred Net loss of $62,032,076 and $31,045,152 during the year ended March 31, 2023 and 2022 respectively, and cash used in operations was $36,436,057 and $31,655,049 for the years ended on March 31, 2023 and 2022 respectively. The Company had cash and cash equivalent of $26,783,791 as of March 31, 2022, which has reduced to $3,686,741 as of March 31, 2023. The Company’s accumulated deficit amounts to $270,002,280 and $207,970,204 as of March 31, 2023 and 2022 respectively.

The Company expects to continue to incur net losses and have significant cash outflows from operating activities for at least the next 12 months. Management has evaluated the significance of the conditions described above in relation to the Company’s ability to meet its obligations and concluded that, without additional funding, the Company will not have sufficient funds to meet its obligations within one year from the date the Consolidated Financial Statements were issued.

Additionally, the Company’s largest investor has committed to continue his support to the company in the event of any liquidity requirements arising in foreseeable future.

Without raising additional capital, there is substantial doubt about the Company’s ability to continue as a going concern. The accompanying Consolidated Financial Statements have been prepared assuming that the Company will continue as a going concern. This basis of accounting contemplates the recovery of the Company’s assets and the satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.